Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 15. Discontinued Operations

From July 2006 until March 2013, the Company’s operations included the development, manufacture and sale of gaming chips and plaques from its subsidiary, Dolphin Australia. It also conducted the development, manufacture and sale of non-gaming plastic products for a number of industries, including the automotive industry, from the Melbourne facility.
On February 22, 2013, the Company entered into a Share Sale Agreement with the then general manager of the Dolphin Australia operations, pursuant to which it agreed to sell him the portion of its business dedicated to the non-gaming plastic products, mainly automotive parts. The sale was completed on March 28, 2013. In connection with the sale of non-gaming operations, the Company relocated its gaming products operations, which included gaming chips and plaques, from Melbourne, Australia to Hong Kong. Commercial production in the new facility commenced in May 2013.
Prior to the completion of the sale, the Company transferred out of Dolphin Australia to Dolphin Hong Kong, both of which are subsidiaries wholly-owned by the Company, all inventory on hand and all assets and operations relating to the Company’s gaming chips and plaques operations, including all trademarks, patent rights and other intellectual property.
The purchase price received pursuant to the Share Sale Agreement was 350,000 Australian dollars (AUD). The Company also agreed to assume Dolphin Australia’s liabilities for (i) severance under Australian labor laws for those employees to be terminated by Dolphin Australia as part of the transactions, approximately $750,000, (ii) the lease for the Melbourne facility through the end of its present term expiring in January 2014, net of sub-lease income, approximately $350,000, and (iii) all Dolphin Australia payables, net of receivables, relating to both gaming and non-gaming operations up to March 28, 2013.
The buyer owed the Company $1.1 million for the settlement of working capital related to the sale of the non-gaming Dolphin assets. As of December 31, 2013, the outstanding balance had been fully settled.
As part of the sale transaction, the Company also agreed to grant Dolphin Australia a non-transferable, substantially royalty-free license to utilize certain trademarks and patent rights in connection with Dolphin Australia’s manufacture and sale of plastic products for the non-gaming industries.
From May 2012 until June 2014, the Company owned and operated a casino in the Pailin Province of Cambodia (“Dreamworld Casino (Pailin)”). Dreamworld Casino (Pailin) was constructed on land leased from a local land owner and, in consideration, the land owner was entitled to receive a monthly rental fee in the amount of $5,000 and 20% of the profit before depreciation (the total gross revenue of the casino less any payouts paid to customers, operating expenses, and gaming and non-gaming taxes on the casino’s revenue). The initial lease term was 20 years, commencing in September 2011, and was subject to renewal by the parties in writing.
On June 1, 2014, the Company ceased operations of Dreamworld Casino (Pailin). On June 20, 2014, the Company entered into an agreement to sell 100% of the issued capital shares of Dreamworld Leisure (Pailin) Limited (“DWP”), a wholly-owned Cambodian subsidiary of the Company established for the purpose of owning and operating Dreamworld Casino (Pailin), to a local Cambodian individual. In connection with the sale of the issued capital shares of DWP, on June 20, 2014 the Company and its partner in the operations entered into an agreement to terminate the previous agreements with the partner and all future obligations thereunder including future lease payments owed by the Company.
The sale includes all assets of DWP with the exception of all electronic gaming machines, certain surveillance equipment and other assets excluded in the agreement and prohibits any use of the Dreamworld brand name by the buyer. Total consideration paid to the Company by the buyer will be $500,000, of which $100,000 was paid at the time of entering the agreement and the balance is to be paid in sixteen $25,000 monthly installments commencing within one month of the signed agreement. The parties expect to complete the sale transaction subject to the buyer’s receipt of certain government approvals, which is expected within the next few months. The Company intends to recognize the anticipated gain on the disposal of the assets when the transaction closes.
In compliance with the annual valuation review of the Dreamworld Casino (Pailin) facility and gaming assets under U.S. Generally Accepted Accounting Principles (GAAP), the Company had recorded an impairment charge of approximately $2.5 million as of December 31, 2013 related to these operations. The impairment charge represented the entire capital expenditure incurred by the Company for the property as of December 31, 2013, with the exception of those assets that the Company believed could be redeployed to other existing properties.
The following table details the significant components of revenues and loss from discontinued operations, net of income taxes.

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
Revenues from casino operations	$228	$2,001
Revenues from non-gaming products	—	2,043
Total revenues from discontinued operations	$228	4,044
Pre-tax loss from casino operations	$(395)	$(765)
Pre-tax loss from non-gaming products	—	(2,109)
Benefit for income taxes related to discontinued operations	—	28
Loss from discontinued operations	$(395)	$(2,846)
The following table details selected financial information for the discontinued operations in the consolidated statements of comprehensive income.

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	Unaudited	Unaudited
Loss from operations	$(402)	$(561)
Loss on disposal	—	(2,442)
Other(1)	7	129
Income tax benefit(2)	—	28
Loss from discontinued operations, net of tax	$(395)	$(2,846)

(1)	Other represented foreign currency exchange differentials from Dreamworld Casino (Pailin) discontinued operations and recognized government grant income from Dolphin Australia discontinued operations.
(2)	Income tax benefit represented a reversal of previously recognized uncertain tax benefits from Dolphin Australia discontinued operations.

Note 16.	Discontinued Operations

From July 2006 until March 2013, the Company conducted the development, manufacture and sale of gaming chips and plaques from its subsidiary, Dolphin Australia. It also conducted the development, manufacture and sale of non-gaming plastic products for a number of industries, including the automotive industry, from the Melbourne facility.

On February 22, 2013, the Company entered into a Share Sale Agreement with the then general manager of the Dolphin Australia operations, pursuant to which it agreed to sell him the portion of its business dedicated to the non-gaming plastic products, mainly automotive parts. The sale was completed on March 28, 2013. In connection with the sale of non-gaming operations, the Company relocated its gaming products operations, which included gaming chips and plaques, from Melbourne, Australia to Hong Kong. Commercial production in the new facility commenced in May 2013.

Prior to the completion of the sale, the Company transferred out of Dolphin Australia to Dolphin Hong Kong, both of which are subsidiaries wholly-owned by the Company, all inventory on hand and all assets and operations relating to the Company’s gaming chips and plaques operations, including all trademarks, patent rights and other intellectual property.

The purchase price received pursuant to the Share Sale Agreement was 350,000 Australian dollars (AUD). The Company also agreed to assume Dolphin Australia’s liabilities for (i) severance under Australian labor laws for those employees to be terminated by Dolphin Australia as part of the transactions, approximately $750,000, (ii) the lease for the Melbourne facility through the end of its present term expiring in January 2014, net of sub-lease income, approximately $350,000, and (iii) all Dolphin Australia payables, net of receivables, relating to both gaming and non-gaming operations up to March 28, 2013.

The buyer owed the Company $1.1 million for the settlement of working capital related to the sale of the non-gaming Dolphin assets. As of December 31, 2013, the outstanding balance had been fully settled.

As part of the sale transaction, the Company also agreed to grant Dolphin Australia a non-transferable, substantially royalty-free license to utilize certain trademarks and patent rights in connection with Dolphin Australia’s manufacture and sale of plastic products for the non-gaming industries.

From May 2012 until June 2014, the Company operated Dreamworld Casino (Pailin), a casino in the Pailin Province of Cambodia. Dreamworld Casino (Pailin) was constructed on land leased from a local land owner and, in consideration, the land owner was entitled to receive monthly a rental fee in the amount of $5,000 and 20% of the profit before depreciation (the total gross revenue of the casino less any payouts paid to customers, operating expenses, and gaming and non-gaming taxes on the casino’s revenue). The initial lease term was 20 years, commencing in September 2011 and was subject to renewal by the parties in writing.

On June 1, 2014, the Company ceased operations of Dreamworld Casino (Pailin). On June 20, 2014, the Company entered into an agreement to sell 100% of the issued capital shares of Dreamworld Leisure (Pailin) Limited (“DWP”), a wholly-owned Cambodian subsidiary of the Company established for the purposes of owning and operating Dreamworld Casino (Pailin) (“Dreamworld Pailin”), to a local Cambodian individual. In connection with the sale of the issued capital shares of DWP, on June 20, 2014 the Company and its partner in the operations entered into an agreement to terminate the previous agreements with the partner and all future obligations thereunder including future lease payments owed by the Company.

The sale includes all assets of DWP with the exception of all EGMs, certain surveillance equipment and other assets excluded in the agreement and prohibits any use of the Dreamworld brand name by the buyer. Total consideration to be paid to the Company by the buyer will be $500,000, of which $100,000 was paid at the time of entering the agreement and the balance will be paid in sixteen $25,000 monthly installments commencing within one month of the signed agreement. The parties expect to close the sale transaction subject to the buyer’s receipt of certain government approvals, which is expected within the next few months. The Company will recognize the anticipated gain on the disposal of the entity  when the transaction closes.

The Company recorded an impairment charge of approximately $2.5 million for the year ended December 31, 2013 related to Dreamworld Casino (Pailin) facility and gaming assets. The impairment charge represented the entire capital expenditure incurred by the Company for the property as of December 31, 2013, with the exception of those assets that the Company believed could be redeployed to other existing properties.

The following table details the significant components of revenues and loss from discontinued operations, net of income taxes.
	December 31,
(amounts in thousands)	2013	2012
Revenues from casino operations	$2,738	$1,808
Revenues from non-gaming products	2,043	5,975
Total revenues from discontinued operations	4,781	7,783
Pre-tax loss from casino operations	(3,819)	(1,325)
Pre-tax (loss)/income from non-gaming products	(2,163)	263
Benefit for income taxes related to discontinued operations	28	—
Loss from discontinued operations, net of tax	$(5,954)	$(1,062)

The following table details selected financial information for the discontinued operations in the consolidated statements of comprehensive income.

	December 31,
(amounts in thousands)	2013	2012
Loss from operations	$(3,594)	$(1,366)
Loss on disposal	(2,442)	—
Other income(1)	146	288
Other expense(2)	(92)	16
Income tax benefit(3)	28	—
Loss from discontinued operations, net of tax	$(5,954)	$(1,062)

(1)	Other income represented recognized government grant income from discontinued operations.
(2)	Other expense represented a foreign currency exchange (losses)/gains from discontinued operations.
(3)	Income tax benefit represented a reversal of previously recognized uncertain tax benefits.